Goodwill and Intangible Assets, Net - Summary of Total Amortization Expense Recognized (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 17,473,333	¥ 17,233,333	¥ 21,893,234
Cost of revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	240,000		1,850,377
General and administrative
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 17,233,333	¥ 17,233,333	¥ 20,042,857